GENERAL (Incorporation of Caesarstone Southeast Asia Ltd.) (Details) (Prema Asia Marketing PTE Ltd. [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended	27 Months Ended
	Oct. 01, 2011	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Prema Asia Marketing PTE Ltd. [Member]
Business Acquisition [Line Items]
Cash	$ 500	$ 150
Deferred payment	250
Inventory and fixed assets acquired	76
Maximum contingent payment	250	250	150	300
Total purchase price	$ 828		$ 700